Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Assets	kr 17,158	kr 21,372
Liabilities	8,509	10,147
Interest income	199	58
Interest expense	2	4
Swedish government
Transactions with related parties
Assets	6,516	10,459
Liabilities	8,509	10,147
Interest income	46	(7)
Interest expense	2
Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	10,642	10,913
Interest income	153	65
Interest expense		4
Borrowing from the public
Transactions with related parties
Liabilities		10,000
Interest expense		4
Borrowing from the public | Swedish government
Transactions with related parties
Liabilities		10,000
Borrowing from the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Interest expense		4
Other liabilities
Transactions with related parties
Liabilities		147
Interest expense	2
Other liabilities | Swedish government
Transactions with related parties
Liabilities		147
Interest expense	2
Settlement debt against the State
Transactions with related parties
Liabilities	8,509
Settlement debt against the State | Swedish government
Transactions with related parties
Liabilities	8,509
Cash
Transactions with related parties
Assets	3,000	2,000
Interest income	20
Cash | Swedish government
Transactions with related parties
Assets	3,000	2,000
Interest income	20
Treasuries/government bonds
Transactions with related parties
Assets		1,250
Interest income	2	(7)
Treasuries/government bonds | Swedish government
Transactions with related parties
Assets		1,250
Interest income	2	(7)
Other interest-bearing securities except loans
Transactions with related parties
Assets	5,684	5,175
Interest income	35	0
Other interest-bearing securities except loans | Swedish government
Transactions with related parties
Assets	3,499
Interest income	24
Other interest-bearing securities except loans | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,185	5,175
Interest income	11	0
Loans in the form of interest-bearing securities
Transactions with related parties
Assets	5,349	2,600
Interest income	64	33
Loans in the form of interest-bearing securities | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	5,349	2,600
Interest income	64	33
Loans to credit institutions
Transactions with related parties
Assets	2,417	1,719
Interest income	54	23
Loans to credit institutions | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	2,417	1,719
Interest income	54	23
Loans to the public
Transactions with related parties
Assets	691	1,419
Interest income	24	9
Loans to the public | Companies and organizations that are controlled through a common owner
Transactions with related parties
Assets	691	1,419
Interest income	24	9
Settlement claim against the State
Transactions with related parties
Assets	17	7,209
Settlement claim against the State | Swedish government
Transactions with related parties
Assets	kr 17	kr 7,209